SCHEDULE OF ALLOWANCE FOR OTHER CURRENT ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Balance as of the beginning of year		$ 126,875
Additions charged to bad debt expense	619,282
Effect of disposal subsidiaries		(126,875)
Translation adjustments	17,219
Balance as of the end of year	$ 636,501